Related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
Transactions with key management personnel
Compensation to Directors and executive officers of the Group comprised the following:

	2025	2024	2023
(in $ millions)	$	$	$
Short-term employee benefits	7	8	7
Post-employment benefits	*	*	*
Share-based payment	44	51	103
*Amount less than $1 million
The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or joint control is insignificant.
The Group did not enter into other significant related party transactions.
With effect from April 1, 2024, Grab expanded its Board of Directors to seven from six members, with two members newly appointed and one existing member retiring in 2024. In 2025, four members were newly appointed to the Board of Directors and three existing members retired. Therefore, as of December 31, 2025, the Board of Directors had eight members.
There were no significant changes to the compensation scheme during the year.